UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2009

[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA NASDAQ-100 INDEX FUND
MARCH 31, 2009




















                                                                      (Form N-Q)

48480 -0509                                  (C)2009, USAA. All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS

USAA NASDAQ-100 INDEX FUND
March 31, 2009 (unaudited)

                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------

               COMMON STOCKS (96.7%)

               CONSUMER DISCRETIONARY (12.3%)
               ------------------------------
               APPAREL RETAIL (0.7%)
       11,400  Ross Stores, Inc.                                                           $          409
       13,900  Urban Outfitters, Inc.  *                                                              228
                                                                                          ---------------
                                                                                                      637
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.4%)
       11,200  O'Reilly Automotive, Inc.  *                                                           392
                                                                                          ---------------
               BROADCASTING (0.4%)
       18,293  DISH Network Corp. "A"  *                                                              203
       12,253  Liberty Global, Inc. "A"  *                                                            179
                                                                                          ---------------
                                                                                                      382
                                                                                          ---------------
               CABLE & SATELLITE (3.2%)
      122,484  Comcast Corp. "A"                                                                    1,671
       63,300  DIRECTV Group, Inc.  *                                                               1,442
                                                                                          ---------------
                                                                                                    3,113
                                                                                          ---------------
               CASINOS & GAMING (0.2%)
       11,424  Wynn Resorts Ltd.  *                                                                   228
                                                                                          ---------------
               CATALOG RETAIL (0.1%)
       46,264  Liberty Media Corp. Interactive "A"  *                                                 134
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.3%)
       15,864  Garmin Ltd.                                                                            337
                                                                                          ---------------
               DEPARTMENT STORES (0.5%)
       10,998  Sears Holdings Corp.  *                                                                503
                                                                                          ---------------
               EDUCATION SERVICES (1.1%)
       13,704  Apollo Group, Inc. "A"  *                                                            1,073
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.8%)
       29,994  Bed Bath & Beyond, Inc.  *                                                             742
                                                                                          ---------------
               INTERNET RETAIL (2.0%)
       24,284  Amazon.com, Inc.  *                                                                  1,784
       23,930  Expedia, Inc.  *                                                                       217
                                                                                          ---------------
                                                                                                    2,001
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.8%)
      120,500  News Corp. "A"                                                                         798
                                                                                          ---------------
               RESTAURANTS (1.0%)
       86,627  Starbucks Corp.  *                                                                     962
                                                                                          ---------------
               SPECIALTY STORES (0.8%)
       40,699  Staples, Inc.                                                                          737
                                                                                          ---------------
               Total Consumer Discretionary                                                        12,039
                                                                                          ---------------

================================================================================
1  |  USAA Nasdaq-100 Index Fund

================================================================================

                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------

               CONSUMER STAPLES (1.2%)
               -----------------------
               HYPERMARKETS & SUPER CENTERS (0.9%)
       19,339  Costco Wholesale Corp.                                                     $           896
                                                                                          ---------------
               SOFT DRINKS (0.3%)
        7,600  Hansen Natural Corp.  *                                                                273
                                                                                          ---------------
               Total Consumer Staples                                                               1,169
                                                                                          ---------------

               HEALTH CARE (18.0%)
               -------------------
               BIOTECHNOLOGY (11.6%)
       41,286  Amgen, Inc.  *                                                                       2,045
       27,373  Biogen Idec, Inc.  *                                                                 1,435
       38,847  Celgene Corp.  *                                                                     1,725
        5,600  Cephalon, Inc.  *                                                                      381
       28,850  Genzyme Corp.  *                                                                     1,713
       76,580  Gilead Sciences, Inc.  *                                                             3,547
       15,350  Vertex Pharmaceuticals, Inc.  *                                                        441
                                                                                          ---------------
                                                                                                   11,287
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.5%)
        7,600  Henry Schein, Inc.  *                                                                  304
        9,923  Patterson Companies, Inc.  *                                                           187
                                                                                          ---------------
                                                                                                      491
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.6%)
       22,900  Hologic, Inc.  *                                                                       300
        3,287  Intuitive Surgical, Inc.  *                                                            313
                                                                                          ---------------
                                                                                                      613
                                                                                          ---------------
               HEALTH CARE SERVICES (0.9%)
       18,807  Express Scripts, Inc.  *                                                               868
                                                                                          ---------------
               HEALTH CARE SUPPLIES (0.3%)
       12,116  DENTSPLY International, Inc.                                                           325
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (1.1%)
       10,200  Illumina, Inc.  *                                                                      380
       14,900  Life Technologies Corp.  *                                                             484
        9,600  Pharmaceutical Product Development, Inc.                                               228
                                                                                          ---------------
                                                                                                    1,092
                                                                                          ---------------
               PHARMACEUTICALS (3.0%)
       60,966  Teva Pharmaceutical Industries Ltd. ADR                                              2,747
       20,900  Warner Chilcott Ltd. "A"  *                                                            220
                                                                                          ---------------
                                                                                                    2,967
                                                                                          ---------------
               Total Health Care                                                                   17,643
                                                                                          ---------------

               INDUSTRIALS (5.0%)
               ------------------
               AIR FREIGHT & LOGISTICS (1.2%)
       14,244  C.H. Robinson Worldwide, Inc.                                                          650
       17,897  Expeditors International of Washington, Inc.                                           506
                                                                                          ---------------
                                                                                                    1,156
                                                                                          ---------------
               AIRLINES (0.2%)
        9,900  Ryanair Holdings plc ADR  *                                                            229
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.2%)
       11,494  Foster Wheeler AG  *                                                                   201
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.1%)
        8,771  Joy Global, Inc.                                                                       187
================================================================================
                                                  Portfolio of Investments  |  2

================================================================================

                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
       34,559  PACCAR, Inc.                                                               $           890
                                                                                          ---------------
                                                                                                    1,077
                                                                                          ---------------
               DIVERSIFIED SUPPORT SERVICES (0.4%)
       15,534  Cintas Corp.                                                                           384
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.8%)
        6,000  First Solar, Inc.  *                                                                   796
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
        7,600  Stericycle, Inc.  *                                                                    363
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.4%)
       12,294  Fastenal Co.                                                                           395
                                                                                          ---------------
               TRUCKING (0.3%)
       10,400  JB Hunt Transport Services, Inc.                                                       251
                                                                                          ---------------
               Total Industrials                                                                    4,852
                                                                                          ---------------

               INFORMATION TECHNOLOGY (59.1%)
               ------------------------------
               APPLICATION SOFTWARE (2.7%)
       43,923  Adobe Systems, Inc.  *                                                                 939
       19,965  Autodesk, Inc.  *                                                                      336
       18,299  Citrix Systems, Inc.  *                                                                414
       34,212  Intuit, Inc.  *                                                                        924
                                                                                          ---------------
                                                                                                    2,613
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (12.4%)
      177,974  Cisco Systems, Inc. (b) *                                                            2,985
       29,438  Juniper Networks, Inc.  *                                                              443
      169,517  QUALCOMM, Inc.                                                                       6,596
       48,313  Research In Motion Ltd.  *                                                           2,081
                                                                                          ---------------
                                                                                                   12,105
                                                                                          ---------------
               COMPUTER HARDWARE (12.2%)
      105,789  Apple, Inc.  *                                                                      11,121
       60,790  Dell, Inc.  *                                                                          576
       27,592  Sun Microsystems, Inc.  *                                                              202
                                                                                          ---------------
                                                                                                   11,899
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.8%)
       14,770  Logitech International S.A.  *                                                         152
       29,297  NetApp, Inc.  *                                                                        435
       41,300  Seagate Technology                                                                     248
                                                                                          ---------------
                                                                                                      835
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (2.5%)
       30,400  Automatic Data Processing, Inc.                                                      1,069
       16,938  Fiserv, Inc.  *                                                                        618
       29,120  Paychex, Inc.                                                                          747
                                                                                          ---------------
                                                                                                    2,434
                                                                                          ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
       12,500  FLIR Systems, Inc.  *                                                                  256
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.2%)
       74,567  Flextronics International Ltd.  *                                                      215
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (1.6%)
       99,460  Activision Blizzard, Inc.  *                                                         1,040
       28,003  Electronic Arts, Inc.  *                                                               510
                                                                                          ---------------
                                                                                                    1,550
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (7.4%)
       14,096  Akamai Technologies, Inc.  *                                                           273
        2,263  Baidu, Inc. ADR  *                                                                     400
================================================================================
3  |  USAA Nasdaq-100 Index Fund

================================================================================

                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
       81,107  eBay, Inc.  *                                                              $         1,019
       12,425  Google, Inc. "A"  *                                                                  4,324
       12,400  IAC/InterActiveCorp.  *                                                                189
       15,588  VeriSign, Inc.  *                                                                      294
       56,908  Yahoo!, Inc.  *                                                                        729
                                                                                          ---------------
                                                                                                    7,228
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.8%)
       24,080  Cognizant Technology Solutions Corp. "A"  *                                            501
        9,610  Infosys Technologies Ltd. ADR                                                          256
                                                                                          ---------------
                                                                                                      757
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (1.2%)
       58,547  Applied Materials, Inc.                                                                629
       17,628  KLA-Tencor Corp.                                                                       353
       11,084  Lam Research Corp.  *                                                                  252
                                                                                          ---------------
                                                                                                    1,234
                                                                                          ---------------
               SEMICONDUCTORS (6.6%)
       35,315  Altera Corp.                                                                           620
       33,051  Broadcom Corp. "A"  *                                                                  660
      165,376  Intel Corp.                                                                          2,489
       25,140  Linear Technology Corp.                                                                578
       49,668  Marvell Technology Group Ltd.  *                                                       455
       26,200  Maxim Integrated Products, Inc.                                                        346
       12,861  Microchip Technology, Inc.                                                             272
       44,782  NVIDIA Corp.  *                                                                        441
       30,824  Xilinx, Inc.                                                                           591
                                                                                          ---------------
                                                                                                    6,452
                                                                                          ---------------
               SYSTEMS SOFTWARE (10.5%)
       42,300  CA, Inc.                                                                               745
       17,693  Check Point Software Technologies Ltd.  *                                              393
      260,189  Microsoft Corp. (b)                                                                  4,780
      179,209  Oracle Corp. (b) *                                                                   3,238
       73,585  Symantec Corp.  *                                                                    1,099
                                                                                          ---------------
                                                                                                   10,255
                                                                                          ---------------
               Total Information Technology                                                        57,833
                                                                                          ---------------

               MATERIALS (0.5%)
               ----------------
               SPECIALTY CHEMICALS (0.4%)
       10,348  Sigma-Aldrich Corp.                                                                    391
                                                                                          ---------------
               STEEL (0.1%)
       15,900  Steel Dynamics, Inc.                                                                   140
                                                                                          ---------------
               Total Materials                                                                        531
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.6%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.6%)
        8,961  Millicom International Cellular S.A.                                                   332
       13,662  NII Holdings, Inc. "B"  *                                                              205
                                                                                          ---------------
                                                                                                      537
                                                                                          ---------------
               Total Telecommunication Services                                                       537
                                                                                          ---------------
               Total Common Stocks (cost: $109,100)                                                94,604
                                                                                          ---------------
================================================================================
                                                  Portfolio of Investments  |  4

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                                                              VALUE
(000)          SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------

               MONEY MARKET INSTRUMENTS (3.2%)

               U.S. TREASURY BILLS (0.6%)
$   565        1.14%, 5/14/2009 (a), (c)                                                    $         565
                                                                                          ---------------

               REPURCHASE AGREEMENTS (2.6%)
  2,597        State Street Bank & Trust Co., 0.01%, acquired on 3/31/2009 and due
                     4/01/2009 at $2,597 (collateralized by $2,680 of U.S. Treasury,
                     0.16% (c), due 8/27/2009; market value $2,677)                                 2,597
                                                                                          ---------------
               Total Money Market Instruments
               (cost: $3,162)                                                                       3,162
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $112,262)                                       $          97,766
                                                                                          ===============

================================================================================
5  |  USAA Nasdaq-100 Index Fund

================================================================================

NOTES TO PORTFOLIO
OF INVESTMENTS

March 31, 2009 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

4. Repurchase agreements are valued at cost, which approximates market value.

5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in

================================================================================
                                         Notes to Portfolio of Investments  |  6

================================================================================

consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
(NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of March 31, 2009:
                                                 Investments     Other Financial
Valuation Inputs                               in Securities        Instruments*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                          $94,604,000            $140,000
Level 2 - Other Significant Observable Inputs      3,162,000                   -
Level 3 - Significant Unobservable Inputs                  -                   -
--------------------------------------------------------------------------------
Total                                            $97,766,000            $140,000
--------------------------------------------------------------------------------
*Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

================================================================================
7  |  USAA Nasdaq-100 Index Fund

================================================================================

C. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to buy establishes a long position while a contract to sell establishes a short position. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for  financial  statement  purposes as unrealized  gains or losses.  In
addition  to  the   segregation  of  securities  to  cover  the  initial  margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. As of March 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2009, were $18,167,000 and $32,663,000, respectively, resulting in net unrealized depreciation of $14,496,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $97,815,000 at March 31, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 7.2% of net assets at March 31, 2009.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security with a value of $565,000 is segregated as collateral for initial margin requirements on open futures contracts.

================================================================================
                                         Notes to Portfolio of Investments  |  8

================================================================================


(b) Security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2009, as shown in the following table:

-------------------------------------------------------------------------------------------------------
                                                                     Value At
-------------------------------------------------------------------------------------------------------
Type of Future           Expiration   Contracts   Position   Trade Date   March 31, 2009    Unrealized
                                                                                           Appreciation
-------------------------------------------------------------------------------------------------------
NASDAQ-100 Mini Index   June 19, 2009    124        Long     $2,929,000    $3,069,000        $140,000
Futures
-------------------------------------------------------------------------------------------------------

(c) Rate represents an annualized yield at time of purchase, not coupon rate.

 *       Non-income-producing security.

================================================================================
9  |  USAA Nasdaq-100 Index Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    05/29/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    05/29/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    5/29/2009
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*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.